MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Major Customers
Number of customers with the largest receivable balances | item	3	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues			$ 718,341
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	7.00%	17.00%
Accounts receivable	$ 27,014	$ 74,376
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	3.00%	5.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	3.00%	4.00%